Parent only financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed statements of cash flows
Net cash used in operating activities	¥ (962,893)	$ (132,789)	¥ (337,722)	¥ (461,337)	$ (63,620)	¥ (907,283)	¥ (368,046)
Net cash used in investing activities	740,559	102,127	(192,720)	(313,039)	(43,171)	(1,198,234)	(91,112)
Net cash provided by financing activities	231,972	31,991	265,356	657,767	90,711	2,122,792	1,138,126
Net increase (decrease) in cash and restricted cash	23,919	3,299	(260,719)	(87,703)	(12,095)	(14,744)	668,945
Cash and restricted cash at the beginning of the period	901,429	124,313	989,132	989,132	136,408	1,003,876	334,931
Cash and restricted cash at the end of the period	925,348	$ 127,612	728,413	901,429	$ 124,313	989,132	1,003,876
Parent company
Condensed statements of cash flows
Net cash used in operating activities				(22,893)		(22,741)	(266)
Net cash used in investing activities				(734,299)		(3,121,321)	(97,873)
Net cash provided by financing activities				729,767		3,222,206	206,422
Effect of foreign currency exchange rate changes on cash				(12,308)		(17,660)	(10,012)
Net increase (decrease) in cash and restricted cash				(39,733)		60,484	98,271
Cash and restricted cash at the beginning of the period	¥ 119,022		¥ 158,755	158,755		98,271
Cash and restricted cash at the end of the period				¥ 119,022		¥ 158,755	¥ 98,271